Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
November 30, 2022
NAT-NPRT3-0123
1.810716.118
Common Stocks - 98.5%
	Shares	Value ($)
Chemicals - 2.3%
Commodity Chemicals - 0.7%
Chemtrade Logistics Income Fund	220,400	1,518,870
LyondellBasell Industries NV Class A	51,800	4,403,518
		5,922,388
Diversified Chemicals - 0.4%
The Chemours Co. LLC	102,100	3,170,205
Industrial Gases - 0.8%
Linde PLC	19,200	6,460,416
Specialty Chemicals - 0.4%
Celanese Corp. Class A	27,600	2,961,480
TOTAL CHEMICALS		18,514,489
Containers & Packaging - 4.4%
Metal & Glass Containers - 2.0%
Aptargroup, Inc.	84,000	8,915,760
Greif, Inc. Class A	104,100	7,319,271
		16,235,031
Paper Packaging - 2.4%
Avery Dennison Corp.	53,700	10,381,821
Sealed Air Corp.	166,000	8,836,180
		19,218,001
TOTAL CONTAINERS & PACKAGING		35,453,032
Energy Equipment & Services - 11.4%
Oil & Gas Drilling - 0.3%
Valaris Ltd. (a)	39,500	2,607,395
Oil & Gas Equipment & Services - 11.1%
Championx Corp.	34,300	1,057,812
Expro Group Holdings NV (a)(b)	1,030,700	17,903,259
Halliburton Co.	100,100	3,792,789
Schlumberger Ltd.	816,600	42,095,730
TechnipFMC PLC (a)	848,300	10,518,920
Weatherford International PLC (a)	339,635	14,740,159
		90,108,669
TOTAL ENERGY EQUIPMENT & SERVICES		92,716,064
Metals & Mining - 11.7%
Copper - 6.7%
First Quantum Minerals Ltd.	839,300	19,953,770
Freeport-McMoRan, Inc.	861,400	34,283,720
		54,237,490
Diversified Metals & Mining - 3.6%
Glencore PLC	3,383,800	23,091,442
Ivanhoe Mines Ltd. (a)	682,812	6,111,628
		29,203,070
Gold - 1.4%
Franco-Nevada Corp.	77,900	11,379,081
TOTAL METALS & MINING		94,819,641
Oil, Gas & Consumable Fuels - 68.7%
Coal & Consumable Fuels - 0.5%
Cameco Corp.	164,000	3,998,320
Integrated Oil & Gas - 27.6%
Equinor ASA sponsored ADR	574,600	22,110,608
Exxon Mobil Corp.	1,319,100	146,868,594
Imperial Oil Ltd.	966,000	54,958,912
		223,938,114
Oil & Gas Exploration & Production - 30.5%
Africa Oil Corp.	3,453,600	7,445,593
Antero Resources Corp. (a)	320,900	11,728,895
Canadian Natural Resources Ltd.	1,146,000	68,439,120
Deltic Energy PLC (a)	22,208,415	814,270
Eco Atlantic Oil & Gas Ltd. (a)	3,259,000	872,200
Hess Corp.	541,900	77,984,829
Kosmos Energy Ltd. (a)	3,452,500	22,959,125
MEG Energy Corp. (a)	2,163,112	30,794,777
Tourmaline Oil Corp.	420,800	25,611,193
		246,650,002
Oil & Gas Refining & Marketing - 9.5%
CVR Energy, Inc.	49,900	1,838,815
PBF Energy, Inc. Class A	47,800	1,901,006
Phillips 66 Co.	328,716	35,645,963
Valero Energy Corp.	264,100	35,289,042
Vertex Energy, Inc. (a)(b)	231,500	1,919,135
		76,593,961
Oil & Gas Storage & Transport - 0.6%
Genesis Energy LP	440,774	4,658,981
TOTAL OIL, GAS & CONSUMABLE FUELS		555,839,378
TOTAL COMMON STOCKS (Cost $546,054,324)		797,342,604

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	11,044,340	11,046,549
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	3,136,536	3,136,850
TOTAL MONEY MARKET FUNDS (Cost $14,183,399)		14,183,399

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $560,237,723)	811,526,003
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,888,942)
NET ASSETS - 100.0%	809,637,061

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	5,185,303	177,237,200	171,375,954	83,937	-	-	11,046,549	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	18,439,385	111,852,093	127,154,628	36,191	-	-	3,136,850	0.0%
Total	23,624,688	289,089,293	298,530,582	120,128	-	-	14,183,399

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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